                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10371

                             LORD ABBETT BLEND TRUST
                             -----------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 1/31/06

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2006

SEMIANNUAL
   REPORT

LORD ABBETT
   SMALL-CAP BLEND FUND

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

================================================================================

LORD ABBETT SMALL-CAP BLEND FUND
SEMIANNUAL REPORT

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Small-Cap Blend Fund's strategies and performance for the six-month period ended January 31, 2006. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: During the period, a few major trends dominated the equity markets. Perhaps most influential was the building strength of equities, especially during the latter half of the period, as the U.S. economy proved resilient.

   Across the indexes tracked by Standard & Poor's, equities with a value bias outperformed growth stocks. However, strip away the dominance of large-capitalization stocks in market-weighted aggregate indexes - and the picture changes. In style-box fashion, mid-capitalization growth stocks led small growth equities, which in turn outperformed large value stocks. Although large value equities outperformed their growth-oriented peers during the period, large-cap growth gained substantial momentum in the broad rally experienced in November 2005 and January 2006.

   In the broad S&P Super Composite 1500(R) Index,(1) the top performing sectors during the period included energy, materials, and financials, while the underperforming sectors were consumer discretionary, telecommunications, and consumer staples.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: The fund returned 10.3 percent, reflecting performance at the net asset value
(NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Index,(2) which returned 8.5 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF JANUARY 31, 2006, ARE: 1 YEAR: 13.47 PERCENT AND SINCE INCEPTION (JUNE 26, 2001): 15.35 PERCENT. Class A shares purchased subject to a

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front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.Com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

CONTRIBUTING TO FUND PERFORMANCE

A: The materials and processing sector was the strongest contributor to performance, relative to the fund's benchmark, followed by the financial services sector and the fund's underweight position in the utilities sector.

   Strong performing materials and processing holdings included Hughes Supply, Inc., a wholesale distributor of construction, repair, and maintenance-related products, and Commercial Metals Co., a provider of steel and metal products and related materials. Other materials and processing companies, Cleveland-Cliffs Inc., an iron ore pellets producer, and Watsco, Inc., a distributor of air conditioning, heating, and refrigeration equipment, related parts and supplies, also performed well during the period.

   Although the financial services sector ranked second in terms of sector contribution to performance, relative to the fund's benchmark, none of the fund's financial services holdings were among the top 10 contributors to performance. However, three of the fund's top 10 largest holdings were financial services companies. In addition, the fund's lack of exposure to the utilities sector, relative to its benchmark, proved to be a positive factor.

   Select Comfort Corp., a consumer discretionary holding that provides a line of airbed mattresses with adjustable firmness, as well as foundations and accessories, was a solid contributor to performance and the fourth largest holding for the period. Additional holdings

--------------------------------------------------------------------------------

that performed well included Pride International, Inc., a company listed in the other energy sector. Pride International provides contract drilling and related services on land and offshore. It was the fund's largest holding and the strongest contributor to performance.

   Two healthcare stocks were also among the top 10 contributors to performance:
LCA-Vision Inc., which develops and operates stand-alone laser vision correction centers, and Par Pharmaceutical Cos. Inc., which manufactures and distributes generic drugs. In addition, producer durables company, Actuant Corp., a maker of a broad range of industrial products and systems, and technology holding Websense, Inc., a provider of employee Internet management solutions, each helped fund performance. Websense was the fund's tenth largest holding for the period.

DETRACTING FROM FUND PERFORMANCE

   The worst performing sector for the fund, relative to the fund's benchmark, during the period was technology. Stratasys, Inc., a maker of rapid prototyping systems, and Hutchinson Technology Inc., a supplier of suspension assemblies for hard disk drives, took away from fund performance.

   The consumer discretionary and the producer durables sectors detracted equally from performance relative to the fund's benchmark. Tuesday Morning Corp., a closeout retailer of upscale home furnishings, gifts, and related items, was the weakest performing holding for the period. Other consumer discretionary holdings that hurt fund performance included Entravision Communications Corp., a diversified media company; Regent Communications, Inc., a radio broadcasting company; SM&A, a provider of competition management services; and Dave & Buster's, Inc., an operator of restaurant entertainment complexes. Producer durables holding, The Ryland Group, Inc., a homebuilder and mortgage-related finance firm, was the fund's second largest holding for the period, and a detractor from fund performance.

   Other stocks that disappointed were healthcare company Kensey Nash Corp. and Massey Energy Co., categorized in the other energy sector. Kensey makes a line of absorbable medical devices. Massey produces, processes, and sells bituminous, low sulphur coal of steam and metallurgical grades through its processing and shipping centers. Massey was the fund's fifth largest holding.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

   A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P Super Composite 1500(R) Index combines the S&P 500(R), S&P MidCap 400(R), and S&P SmallCap 600(R) indexes and is an efficient way to create a broad market portfolio representing 90 percent of U.S. equities.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8 percent of the total market capitalization of the Russell 3000 Index.

The indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of January 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).

ACTUAL EXPENSES

   For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/05 - 1/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         BEGINNING     ENDING       EXPENSES
                                                          ACCOUNT      ACCOUNT    PAID DURING
                                                           VALUE        VALUE       PERIOD+
                                                           -----        -----       -------
                                                                                    8/1/05 -
                                                          8/1/05       1/31/06      1/31/06
                                                          ------       -------      --------
CLASS A

Actual                                                  $  1,000.00  $  1,103.40  $      7.21
Hypothetical (5% Return Before Expenses)                $  1,000.00  $  1,018.35  $      6.92

CLASS B

Actual                                                  $  1,000.00  $  1,099.60  $     10.59
Hypothetical (5% Return Before Expenses)                $  1,000.00  $  1,015.12  $     10.16

CLASS C

Actual                                                  $  1,000.00  $  1,099.70  $     10.59
Hypothetical (5% Return Before Expenses)                $  1,000.00  $  1,015.12  $     10.16

CLASS P

Actual                                                  $  1,000.00  $  1,103.00  $      7.69
Hypothetical (5% Return Before Expenses)                $  1,000.00  $  1,017.90  $      7.38

CLASS Y

Actual                                                  $  1,000.00  $  1,105.40  $      5.31
Hypothetical (5% Return Before Expenses)                $  1,000.00  $  1,020.16  $      5.09

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.36% for Class A, 2.00% for Classes B and C, 1.45% for Class P, and 1.00% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JANUARY 31, 2006

SECTOR*                            %**
Auto & Transportation              2.48%
Consumer Discretionary            17.80%
Consumer Staples                   1.80%
Financial Services                13.68%
Healthcare                        14.33%
Materials & Processing            13.27%
Other Energy                       9.01%
Producer Durables                 12.45%
Technology                         8.10%
Short-Term Investment              7.08%
Total                            100.00%

 * A sector may comprise several industries.
** Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2006

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
COMMON STOCKS 91.78%

AIR TRANSPORTATION 0.28%
Republic Airways Holdings Inc.*                          286,801  $      4,253
                                                                  ------------
AUTO COMPONENTS 1.25%
Wabash National Corp.                                    882,850        18,831
                                                                  ------------
BANKS: OUTSIDE NEW YORK CITY 1.40%
Hanmi Financial Corp.                                    353,358         6,710
Investors Financial Services Corp.                       134,300         6,304
PrivateBancorp, Inc.                                     213,700         8,080
                                                                  ------------
TOTAL                                                                   21,094
                                                                  ------------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.21%
Digene Corp.*                                            305,629        10,147
Kensey Nash Corp.*                                       331,304         8,087
                                                                  ------------
TOTAL                                                                   18,234
                                                                  ------------
BUILDING: MATERIALS 2.02%
Hughes Supply, Inc.                                      659,700        30,412
                                                                  ------------
BUILDING: ROOFING & WALLBOARD 1.85%
Beacon Roofing
Supply, Inc.*                                            561,811        18,658
ElkCorp                                                  263,300         9,260
                                                                  ------------
TOTAL                                                                   27,918
                                                                  ------------
CASINOS & GAMBLING 0.37%
Alliance Gaming Corp.*                                   370,500         5,635
                                                                  ------------
COAL 3.68%
Arch Coal, Inc.                                          131,100        11,369
Massey Energy Co.                                      1,067,100        44,018
                                                                  ------------
TOTAL                                                                   55,387
                                                                  ------------
COMMUNICATIONS & MEDIA 1.37%
Entravision
Communications Corp.*                                  2,912,800        20,681
                                                                  ------------
COMMUNICATIONS TECHNOLOGY 0.82%
WebEx Communications, Inc.*                              508,537  $     12,347
                                                                  ------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 4.10%
CACI Int'l. Inc. Class A*                                302,400        17,267
Kanbay Int'l., Inc.*                                     483,120         8,145
Websense, Inc.*                                          550,700        36,308
                                                                  ------------
TOTAL                                                                   61,720
                                                                  ------------
COMPUTER TECHNOLOGY 1.98%
RadiSys Corp.*                                           519,300         9,337
Stratasys, Inc.*(b)                                      792,124        20,548
                                                                  ------------
TOTAL                                                                   29,885
                                                                  ------------
CONSUMER ELECTRONICS 0.94%
Universal
Electronics Inc.*(b)                                     785,318        14,097
                                                                  ------------
CONSUMER PRODUCTS 0.17%
USANA Health Sciences, Inc.*                              64,300         2,579
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES 2.48%
Jones Lang LaSalle, Inc.                                 130,300         7,671
Texas United Bancshares Inc.                              51,060           945
USI Holdings Corp.*                                    2,042,539        28,759
                                                                  ------------
TOTAL                                                                   37,375
                                                                  ------------
DIVERSIFIED MANUFACTURING 2.19%
Hexcel Corp.*                                          1,577,300        32,918
                                                                  ------------
DRUGS & PHARMACEUTICALS 1.49%
Par Pharmaceutical Cos., Inc.*                           677,835        22,423
                                                                  ------------
EDUCATION SERVICES 2.86%
Education Management Corp.*                              718,620        22,004
Strayer Education, Inc.                                  238,396        21,113
                                                                  ------------
TOTAL                                                                   43,117
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2006

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS 1.30%
Genlyte Group Inc. (The)*                                338,090  $     19,555
                                                                  ------------
ELECTRONICS 1.09%
Avid Technology, Inc.*                                   332,099        16,495
                                                                  ------------
ELECTRONICS: INSTRUMENTS, GAUGES & METERS 1.84%
Measurement Specialties, Inc.*(b)                      1,074,158        27,713
                                                                  ------------
ELECTRONICS: MEDICAL SYSTEMS 0.70%
TriPath Imaging, Inc.*                                 1,332,813        10,543
                                                                  ------------
FOODS 1.78%
J & J Snack Foods Corp.                                  885,638        26,817
                                                                  ------------
HEALTH & PERSONAL CARE 2.03%
Amedisys, Inc.*                                          675,414        30,630
                                                                  ------------
HEALTHCARE FACILITIES 4.54%

ICON plc ADR*                                            602,943        26,517
LCA-vision Inc.                                          677,494        38,055
Psychiatric Solutions, Inc.*                             117,600         3,880
                                                                  ------------
TOTAL                                                                   68,452
                                                                  ------------
HOMEBUILDING 4.64%
Centex Corp.                                             313,900        22,409
Ryland Group, Inc. (The)                                 655,500        47,432
                                                                  ------------
TOTAL                                                                   69,841
                                                                  ------------
HOUSEHOLD FURNISHINGS 2.98%
Select Comfort Corp.*                                  1,626,059        44,879
                                                                  ------------
IDENTIFICATION CONTROL & FILTER DEVICES 0.75%
X-Rite, Inc.                                             950,144        11,297
                                                                  ------------
INSURANCE: MULTI-LINE 2.62%
Hilb Rogal & Hobbs Co.                                 1,013,100        39,389
                                                                  ------------
INSURANCE: PROPERTY-CASUALTY 6.05%
First Acceptance Corp.*                                  397,100         4,448
HCC Insurance
Holdings, Inc.                                         1,500,750  $     46,613
Ohio Casualty Corp.                                    1,326,977        39,995
                                                                  ------------
TOTAL                                                                   91,056
                                                                  ------------
MACHINERY: INDUSTRIAL/SPECIALTY 2.64%
Actuant Corp. Class A                                    581,600        33,297
Joy Global, Inc.                                         118,700         6,415
                                                                  ------------
TOTAL                                                                   39,711
                                                                  ------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.68%
Key Energy Services, Inc.*                               495,800         7,834
Pride Int'l., Inc.*                                    1,346,900        47,559
                                                                  ------------
TOTAL                                                                   55,393
                                                                  ------------
MACHINERY: SPECIALTY 0.49%
Graco Inc.                                               183,600         7,377
                                                                  ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 2.81%
Kyphon Inc.*                                             545,121        22,660
Symmetry Medical Inc.*                                   921,700        19,614
                                                                  ------------
TOTAL                                                                   42,274
                                                                  ------------
MEDICAL SERVICES 1.36%
Option Care, Inc.                                      1,487,466        20,542
                                                                  ------------
METAL FABRICATING 1.83%
Commercial Metals Co.                                    581,000        27,499
                                                                  ------------
METALS & MINERALS MISCELLANEOUS 2.64%
Cleveland-Cliffs Iron Co. (The)                          368,300        39,721
                                                                  ------------
OIL: CRUDE PRODUCERS 1.54%
Grey Wolf, Inc.*                                         169,400         1,491
Unit Corp.*                                              364,800        21,778
                                                                  ------------
TOTAL                                                                   23,269
                                                                  ------------
RADIO & TV BROADCASTERS 0.00%
Regent Communications, Inc.*                                  98             1
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JANUARY 31, 2006

                                                                         VALUE
INVESTMENTS                                               SHARES         (000)
------------------------------------------------------------------------------
RETAIL 4.46%
Global Imaging Systems, Inc.*                            400,126  $     14,148
Insight Enterprises, Inc.*                               962,239        20,120
Lithia Motors, Inc.                                       67,500         2,054
Rush Enterprises, Inc.
Class A*                                                 651,871        11,017
Tuesday Morning Corp.                                    934,433        19,885
                                                                  ------------
TOTAL                                                                   67,224
                                                                  ------------
SAVINGS & LOAN 0.97%

Brookline Bancorp, Inc.                                  970,218        14,544
                                                                  ------------
SERVICES: COMMERCIAL 2.63%
Chemed Corp.                                             149,800         7,964
Copart, Inc.*                                            286,790         7,224
Harris Interactive Inc.*                               2,559,811        13,746
SM&A*(b)                                               1,472,691        10,618
                                                                  ------------
TOTAL                                                                   39,552
                                                                  ------------
SHIPPING 0.25%
Excel Maritimem Carriers Ltd.*(a)                        327,400         3,729
                                                                  ------------
STEEL 2.59%
Carpenter Technology Corp.                               279,300        25,294
Gibraltar Industries, Inc.                               505,490        13,663
                                                                  ------------
TOTAL                                                                   38,957
                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT 0.64%
Spectralink Corp.                                        778,260         9,612
                                                                  ------------
TEXTILES APPAREL MANUFACTURERS 1.80%
Warnaco Group, Inc. (The)*                             1,090,170        27,058
                                                                  ------------
TRANSPORTATION MISCELLANEOUS 0.67%
Vitran Corp. Inc.*(a)                                    521,736        10,070
                                                                  ------------
TOTAL COMMON STOCKS
(cost $1,184,131,230)                                                1,382,106
                                                                  ============
SHORT-TERM INVESTMENT 6.99%

REPURCHASE AGREEMENT 6.99%
Repurchase Agreement
dated 1/31/2006, 3.65% due 2/1/2006
with State Street Bank & Trust Co.
collateralized by
$107,215,000 of Federal Home Loan Bank at
4.125% due 10/19/2007;
value: $107,350,091;
proceeds: $105,252,830
(cost $105,242,159)                                 $    105,242  $    105,242
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES 98.77%
(cost $1,289,373,389)                                                1,487,348
                                                                  ============
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES 1.23%                                             18,546
                                                                  ------------
NET ASSETS 100.00%                                                $  1,505,894
                                                                  ============

  * Non-income producing security.

(a) Foreign security traded in U.S. dollars.

(b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 10.
ADR American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2006

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,217,803,105)               $  1,414,372,442
Investments in affiliated issuers, at value (cost $71,570,284)                          72,975,533
Cash                                                                                     1,773,047
Receivables:
   Interest and dividends                                                                  326,269
   Investment securities sold                                                           14,942,807
   Capital shares sold                                                                  29,430,965
Prepaid expenses and other assets                                                          178,072
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         1,533,999,135
--------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                                      24,702,350
   Capital shares reacquired                                                             1,515,090
   Management fee                                                                          833,799
   12b-1 distribution fees                                                                 738,350
   Fund administration                                                                      56,273
   Trustees' fees                                                                           52,820
Accrued expenses and other liabilities                                                     206,498
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       28,105,180
==================================================================================================
NET ASSETS                                                                        $  1,505,893,955
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $  1,283,003,020
Accumulated net investment loss                                                         (5,148,175)
Accumulated net realized gain on investments                                            30,064,524
Net unrealized appreciation on investments                                             197,974,586
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  1,505,893,955
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                    $    780,485,002
Class B Shares                                                                    $    106,301,582
Class C Shares                                                                    $    364,348,938
Class P Shares                                                                    $     48,692,824
Class Y Shares                                                                    $    206,065,609
OUTSTANDING SHARES BY CLASS
   (UNLIMITED NUMBER OF AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                          43,556,469
Class B Shares                                                                           6,093,527
Class C Shares                                                                          20,907,547
Class P Shares                                                                           2,708,919
Class Y Shares                                                                          11,360,744
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $          17.92
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                   $          19.01
Class B Shares-Net asset value                                                    $          17.45
Class C Shares-Net asset value                                                    $          17.43
Class P Shares-Net asset value                                                    $          17.98
Class Y Shares-Net asset value                                                    $          18.14
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2006

INVESTMENT INCOME:
Dividends                                                                         $      2,302,933
Interest                                                                                   955,655
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  3,258,588
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                           4,053,630
12b-1 distribution plan-Class A                                                          1,014,931
12b-1 distribution plan-Class B                                                            448,201
12b-1 distribution plan-Class C                                                          1,374,012
12b-1 distribution plan-Class P                                                             60,601
Shareholder servicing                                                                      990,840
Professional                                                                                24,796
Reports to shareholders                                                                     57,958
Fund administration                                                                        217,702
Custody                                                                                     32,648
Trustees' fees                                                                              31,370
Registration                                                                                76,020
Other                                                                                        8,835
--------------------------------------------------------------------------------------------------
Gross expenses                                                                           8,391,544
   Expense reductions (See Note 7)                                                         (12,634)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             8,378,910
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                     (5,120,322)
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in unaffiliated issuers                         31,020,886
Net realized gain (loss) on investments in affiliated issuers                            2,536,763
Net change in unrealized appreciation (depreciation) on investments                     99,364,563
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                       132,922,212
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    127,801,890
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTHS ENDED
                                                                                          JANUARY 31, 2006   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                                         (UNAUDITED)        JULY 31, 2005
OPERATIONS:
Net investment loss                                                                        $    (5,120,322)       $  (5,950,449)
Net realized gain (loss) on investments                                                         33,557,649           38,787,742
Net change in unrealized appreciation (depreciation) on investments                             99,364,563           88,832,217
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           127,801,890          121,669,510
===============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                                                     (16,715,893)         (19,850,931)
   Class B                                                                                      (2,674,308)          (5,004,449)
   Class C                                                                                      (8,323,037)          (8,648,412)
   Class P                                                                                        (788,460)             (36,167)
   Class Y                                                                                      (3,630,563)            (862,999)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                            (32,132,261)         (34,402,958)
===============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                              598,265,694          555,640,932
Reinvestment of distributions                                                                   27,056,375           27,702,802
Cost of shares reacquired                                                                      (92,635,719)         (71,067,406)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                           532,686,350          512,276,328
===============================================================================================================================
NET INCREASE IN NET ASSETS                                                                     628,355,979          599,542,880
===============================================================================================================================
NET ASSETS:
Beginning of period                                                                            877,537,976          277,995,096
-------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                              $ 1,505,893,955        $ 877,537,976
===============================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                                            $    (5,148,175)       $     (27,583)
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------         TO
                                 (UNAUDITED)          2005          2004           2003        2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING  OF PERIOD           $      16.71       $    14.37   $    11.71    $     9.18    $    10.45    $      10.00
                                 ============       ==========   ==========    ==========    ==========    ============
  Unrealized appreciation
    on investments                                                                                                  .06
                                                                                                           ------------
  NET ASSET VALUE ON SEC
    EFFECTIVE DATE                                                                                         $      10.06
                                                                                                           ============
Investment operations:
  Net investment loss(a)                 (.06)            (.15)        (.16)         (.12)         (.12)           (.07)
  Net realized and unrealized
    gain (loss)                          1.75             3.88         3.07          2.65         (1.15)            .46
                                 ------------       ----------   ----------    ----------    ----------    ------------
    Total from investment
      operations                         1.69             3.73         2.91          2.53         (1.27)            .39
                                 ------------       ----------   ----------    ----------    ----------    ------------
Distributions to
  shareholders from:
  Net realized gain                      (.48)           (1.39)        (.25)            -             -(g)            -
                                 ------------       ----------   ----------    ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD   $      17.92       $    16.71   $    14.37    $    11.71    $     9.18    $      10.45
                                 ============       ==========   ==========    ==========    ==========    ============
Total Return(b)(e)                                                                                                  .60%(c)

Total Return(b)                         10.34%(c)        27.38%       24.96%        27.56%       (12.11)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                    .68%(c)         1.47%        1.55%         1.71%         1.66%            .69%(c)
  Expenses, excluding
    expense reductions                    .69%(c)         1.47%        1.55%         1.89%         2.41%            .81%(c)
  Net investment loss                    (.38)%(c)        (.96)%      (1.12)%       (1.30)%       (1.09)%          (.67)%(c)

                                  SIX MONTHS
                                     ENDED                            YEAR ENDED 7/31                      6/18/2001(d)
                                   1/31/2006        ---------------------------------------------------         TO
SUPPLEMENTAL DATA                 (UNAUDITED)          2005         2004          2003          2002        7/31/2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                 $    780,485       $  465,124   $  162,651    $   59,717    $   29,962    $      2,214
  Portfolio turnover rate               20.18%           58.65%       84.91%        68.48%        47.69%           5.86%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------         TO
                                 (UNAUDITED)           2005         2004          2003          2002        7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
  NET ASSET VALUE,
     BEGINNING OF PERIOD         $      16.34       $    14.15   $    11.56    $     9.12    $    10.45    $      10.00
                                 ============       ==========   ==========    ==========    ==========    ============
  Unrealized appreciation
     on investments                                                                                                 .06
                                                                                                           ------------
  NET ASSET VALUE ON SEC
     EFFECTIVE DATE                                                                                        $      10.06
                                                                                                           ============
Investment operations:
  Net investment loss(a)                 (.12)            (.24)        (.24)         (.18)         (.18)           (.07)
  Net realized and unrealized
     gain (loss)                         1.71             3.82         3.02          2.62         (1.15)            .46
                                 ------------       ----------   ----------    ----------    ----------    ------------
     Total from investment
       operations                        1.59             3.58         2.78          2.44         (1.33)            .39
                                 ------------       ----------   ----------    ----------    ----------    ------------
Distributions to
  shareholders from:
  Net realized gain                      (.48)           (1.39)        (.19)            -             -(g)            -
                                 ------------       ----------   ----------    ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD   $      17.45       $    16.34   $    14.15    $    11.56    $     9.12    $      10.45
                                 ============       ==========   ==========    ==========    ==========    ============

Total Return(b)(e)                                                                                                  .60%(c)

Total Return(b)                          9.96%(c)        26.71%       24.19%        26.75%       (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
     reductions                          1.01%(c)         2.10%        2.18%         2.33%         2.27%            .75%(c)
  Expenses, excluding expense
     reductions                          1.01%(c)         2.10%        2.18%         2.51%         3.02%            .87%(c)
  Net investment loss                    (.71)%(c)       (1.61)%      (1.75)        (1.92)%       (1.70)%          (.76)%(c)

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------       TO
SUPPLEMENTAL DATA                (UNAUDITED)           2005         2004          2003          2002        7/31/2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of             $    106,301       $   81,117   $   45,384    $   21,518    $   12,013    $       283
  period (000)
  Portfolio turnover rate               20.18%           58.65%       84.91%        68.48%        47.69%           5.86%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------        TO
                                 (UNAUDITED)           2005         2004          2003          2002        7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD            $      16.32       $    14.14   $    11.56    $     9.12    $    10.45    $      10.00
                                 ============       ==========   ==========    ==========    ==========    ============
  Unrealized appreciation
     on investments                                                                                                .06
                                                                                                           ------------
  NET ASSET VALUE ON SEC
     EFFECTIVE DATE                                                                                        $      10.06
                                                                                                           ============
Investment operations:
  Net investment loss(a)                 (.12)            (.24)        (.24)         (.18)         (.18)           (.07)
  Net realized and unrealized
     gain (loss)                         1.71             3.81         3.02          2.62         (1.15)            .46
                                 ------------       ----------   ----------    ----------    ----------    ------------
  Total from investment
     operations                          1.59             3.57         2.78          2.44         (1.33)            .39
                                 ------------       ----------   ----------    ----------    ----------    ------------
Distributions to shareholders
  from:
  Net realized gain                      (.48)           (1.39)        (.20)            -             -(g)            -
                                 ------------       ----------   ----------    ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD   $      17.43       $    16.32   $    14.14    $    11.56    $     9.12    $      10.45
                                 ============       ==========   ==========    ==========    ==========    ============
Total Return(b)(e)                                                                                                  .60%(c)

Total Return(b)                          9.97%(c)        26.65%       24.18%        26.75%       (12.68)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
     reductions                          1.01%(c)         2.10%        2.18%         2.33%         2.27%            .75%(c)
  Expenses, excluding expense
     reductions                          1.01%(c)         2.10%        2.18%         2.51%         3.02%            .87%(c)
  Net investment loss                    (.71)%(c)       (1.60)%      (1.75)%       (1.92)%       (1.70)%          (.76)%(c)

                                  SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------         TO
SUPPLEMENTAL DATA:               (UNAUDITED)           2005         2004          2003          2002        7/31/2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of             $    364,349       $  221,554   $   64,447    $   23,039    $   10,432    $        468
     period (000)
  Portfolio turnover rate               20.18%           58.65%       84.91%        68.48%        47.69%           5.86%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------        TO
                                 (UNAUDITED)           2005         2004          2003          2002        7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD            $      16.77       $    14.42   $     1.73    $     9.19    $    10.45    $      10.00
                                 ============       ==========   ==========    ==========    ==========    ============
  Unrealized appreciation
     on investments                                                                                                 .06
                                                                                                           ------------
  NET ASSET VALUE ON SEC
     EFFECTIVE DATE                                                                                        $      10.06
                                                                                                           ============
Investment operations:
  Net investment loss(a)                 (.07)            (.17)        (.37)         (.10)         (.12)           (.07)
  Net realized and unrealized
     gain (loss)                         1.76             3.91         3.28          2.64         (1.14)            .46
                                 ------------       ----------   ----------    ----------    ----------    ------------
     Total from investment
       operations                        1.69             3.74         2.91          2.54         (1.26)            .39
                                 ------------       ----------   ----------    ----------    ----------    ------------
Distributions to shareholders
  from:
  Net realized gain                      (.48)           (1.39)        (.22)            -             -(g)            -
                                 ------------       ----------   ----------    ----------    ----------    ------------
NET ASSET VALUE, END
  OF PERIOD                      $      17.98       $    16.77   $    14.42    $    11.73    $     9.19    $      10.45
                                 ============       ==========   ==========    ==========    ==========    ============

Total Return(b)(c)                                                                                                  .60%

Total Return(b)                         10.30%(c)        27.35%       24.97%        27.64%       (12.01)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
     reductions                           .73%(c)         1.69%        1.63%+        1.78%+        1.72%            .70%(c)
  Expenses, excluding expense
     reductions                           .73%(c)         1.70%+       1.63%+        1.96%+        2.47%            .82%(c)
  Net investment loss                    (.42)%(c)       (1.06)%      (1.20)%+      (1.37)%+      (1.15)%          (.68)%(c)

                                  SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------         TO
SUPPLEMENTAL DATA:               (UNAUDITED)           2005         2004          2003          2002        7/31/2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of             $     48,693       $   13,954   $      218    $        1    $        1    $          1
     period (000)
  Portfolio turnover rate               20.18%           58.65%       84.91%        68.48%        47.69%           5.86%
=======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                 SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------        TO
                                 (UNAUDITED)           2005         2004          2003          2002        7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD            $      16.88       $    14.45   $    11.75    $     9.20    $    10.45    $      10.00
                                 ============       ==========   ==========    ==========    ==========    ============
  Unrealized appreciation
     on investments                                                                                                 .06
                                                                                                           ------------
  NET ASSET VALUE ON SEC
     EFFECTIVE DATE                                                                                        $      10.06
                                                                                                           ============
Investment operations:
  Net investment loss(a)                 (.03)            (.09)        (.10)         (.11)         (.10)           (.07)
  Net realized and unrealized
     gain (loss)                         1.77             3.91         3.07          2.66         (1.15)            .46
                                 ------------       ----------   ----------    ----------    ----------    ------------
     Total from investment
        operations                       1.74             3.82         2.97          2.55         (1.25)            .39
                                 ------------       ----------   ----------    ----------    ----------    ------------
Distributions to shareholders from:
  Net realized gain                      (.48)           (1.39)        (.27)            -             -(g)            -
                                 ------------       ----------   ----------    ----------    ----------    ------------
NET ASSET VALUE, END OF PERIOD   $      18.14       $    16.88   $    14.45    $    11.75    $     9.20    $      10.45
                                 ============       ==========   ==========    ==========    ==========    ============

Total Return(b)(e)                                                                                                  .60%(c)

Total Return(b)                         10.54%(c)        27.88%       24.45%        27.72%       (11.92)%          3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
     reductions                           .51%(c)         1.17%        1.18%+        1.33%+        1.27%            .66%(c)
  Expenses, excluding expense
     reductions                           .51%(c)         1.17%+       1.18%+        1.51%+        2.02%            .78%(c)
  Net investment loss                    (.20)%(c)        (.57)%       (.75)%+       (.92)%+       (.70)%          (.63)%(c)

                                  SIX MONTHS
                                    ENDED                             YEAR ENDED 7/31                      6/18/2001(d)
                                  1/31/2006         ---------------------------------------------------         TO
SUPPLEMENTAL DATA:               (UNAUDITED)           2005         2004          2003          2002        7/31/2001
-----------------------------------------------------------------------------------------------------------------------
  Net assets, end of
     period (000)                $    206,066       $   95,788   $    5,295    $        1    $        1    $          1
  Portfolio turnover rate               20.18%           58.65%       84.91%        68.48%        47.69%           5.86%
=======================================================================================================================

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.
(e)  Total return is for the period 6/18/01 through 6/26/01.
(f)  Total return is for the period 6/26/01 through 7/31/01.
(g)  Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the following annual rates:

     .75% of the first $1 billion of average daily net assets;
     .70% over $1 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                  CLASS A        CLASS B    CLASS C    CLASS P
---------------------------------------------------------------------------------
Service                                  .25%           .25%       .25%       .20%
Distribution                             .10%(1)(2)     .75%       .75%       .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of the prepaid distribution fees as of January 31, 2006 was $19,851. This amount will continue to be amortized by the Fund, generally over a two-year period.

(2) The amount of CDSC collected during the six months ended January 31, 2006 was $872.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2006:

DISTRIBUTOR       DEALERS'
COMMISSIONS       CONCESSIONS
-----------------------------
$ 584,426         $ 3,342,616

Distributor received CDSCs of $1,262 and $15,076 for Class A and Class C shares, respectively, for the six months ended January 31, 2006.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2006 and the fiscal year ended July 31, 2005 are as follows:

                                     SIX MONTHS ENDED
                                            1/31/2006       YEAR ENDED
                                          (UNAUDITED)        7/31/2005
----------------------------------------------------------------------
Distributions paid from:
Ordinary income                          $ 16,605,582     $ 17,492,584
Net long-term capital gains                15,526,679       16,910,374
----------------------------------------------------------------------
   Total distributions paid              $ 32,132,261     $ 34,402,958
======================================================================

As of January 31, 2006, the Fund's aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                        $  1,289,785,780
------------------------------------------------
Gross unrealized gain                214,547,547
Gross unrealized loss                (16,985,352)
------------------------------------------------
  Net unrealized security gain  $    197,562,195
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2006 are as follows:

PURCHASES          SALES
----------------------------------
$ 637,306,999      $ 210,868,433

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2006.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to 250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. At January 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2006.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2006:

                                                                                                                     REALIZED
                                       BALANCE OF                                  BALANCE OF           VALUE     GAIN (LOSS)
                                      SHARES HELD        GROSS         GROSS      SHARES HELD              AT       8/1/2005
AFFILIATED ISSUER                    AT 7/31/2005    ADDITIONS         SALES     AT 1/31/2006       1/31/2006    TO 1/31/2006
-----------------------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc.             721,400      352,758             -        1,074,158   $  27,713,276   $           -
Select Comfort Corp.(a)                 1,453,445      426,514      (253,900)       1,626,059      44,879,228       2,617,213
SM&A                                    1,539,691            -       (67,000)       1,472,691      10,618,102         (80,450)
Stratasys, Inc.                           461,009      331,115             -          792,124      20,547,697               -
Universal Electronics, Inc.               568,905      216,413             -          785,318      14,096,458               -
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $ 117,854,761   $   2,536,763
-----------------------------------------------------------------------------------------------------------------------------

(a)  No longer affiliated as of January 31, 2006.

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2006                            YEAR ENDED
                                                             (UNAUDITED)                         JULY 31, 2005
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                 SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                17,694,450    $   298,601,704         18,253,096    $   281,039,330
Reinvestment of distributions                 888,233         14,860,252          1,200,214         17,475,539
Shares reacquired                          (2,855,421)       (47,619,299)        (2,942,691)       (44,852,942)
--------------------------------------------------------------------------------------------------------------
Increase                                   15,727,262    $   265,842,657         16,510,619    $   253,661,927
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
Shares sold                                 1,325,967    $    21,661,803          1,975,663    $    29,598,985
Reinvestment of distributions                 137,499          2,242,596            285,365          4,077,898
Shares reacquired                            (335,713)        (5,468,671)          (501,708)        (7,467,921)
--------------------------------------------------------------------------------------------------------------
Increase                                    1,127,753    $    18,435,728          1,759,320    $    26,208,962
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2006                            YEAR ENDED
                                                             (UNAUDITED)                         JULY 31, 2005
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES                                 SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                 7,860,055    $   128,467,332          9,636,857    $   145,030,429
Reinvestment of distributions                 346,401          5,642,955            386,657          5,521,470
Shares reacquired                            (875,008)       (14,270,238)        (1,004,023)       (15,079,178)
--------------------------------------------------------------------------------------------------------------
Increase                                    7,331,448    $   119,840,049          9,019,491    $   135,472,721
--------------------------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------------------------
Shares sold                                 2,196,865    $    37,001,564            863,783    $    13,771,499
Reinvestment of distributions                  44,887            753,643              2,473             36,160
Shares reacquired                            (364,889)        (6,053,595)           (49,324)          (794,363)
--------------------------------------------------------------------------------------------------------------
Increase                                    1,876,863    $    31,701,612            816,932    $    13,013,296
--------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------------------------------
Shares sold                                 6,608,998    $   112,533,291          5,447,857    $    86,200,689
Reinvestment of distributions                 210,220          3,556,929             40,337            591,735
Shares reacquired                          (1,132,226)       (19,223,916)          (180,841)        (2,873,002)
--------------------------------------------------------------------------------------------------------------
Increase                                    5,686,992    $    96,866,304          5,307,353    $    83,919,422
--------------------------------------------------------------------------------------------------------------

13.  SUBSEQUENT EVENT

As of the close of business on January 31, 2006, Class A, B, C, P, and Y shares of the Fund are not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Family of Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and three-year periods and in the second quintile in the one-year period. The Board also observed that the performance was above that of the Lipper Small-Cap Core Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately nine basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately thirteen basis points above the median of the peer group, and the total expense ratio of Class Y was approximately seven basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

   This report, when not used for the general
 information of shareholders of the fund, is to
 be distributed only if preceded or accompanied         Lord Abbett Blend Trust
          by a current fund prospectus.                      Lord Abbett Small-Cap Blend Fund

                                                                                                    LASCB-3-106
Lord Abbett mutual fund shares are distributed by                                                        (3/06)
          LORD ABBETT DISTRIBUTOR LLC.


ITEM 2:   CODE OF ETHICS.
          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.
          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. NOT APPLICABLE.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not Applicable.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

          Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1)       Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3)       Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by
                  Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   LORD ABBETT BLEND TRUST


                                   /s/ Robert S. Dow
                                   ------------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   ------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President

Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                   LORD ABBETT BLEND TRUST


                                   /s/ Robert S. Dow
                                   ------------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   ------------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President

Date: March 27, 2006